Earnings per share - summary of diluted headline earnings per share (Details) - £ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Earnings per share - diluted (in GBP per share)	£ 1.453	£ 2.036
Effect of impairment of intangibles property plant and equipment associates and held for sale assets (net of tax) (in GBP per share)	0.080	0.030
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax) (in GBP per share)	(0.019)	(0.008)
Effect of losses on disposal of businesses, non-current investments and brands (net of tax) (in GBP per share)	0.006	0
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	0.059	0
Issue of shares and change in shareholding of an associate (in GBP per share)	0	(0.001)
Gain on partial disposal of an associate and associated capital gains tax (in GBP per share)	0	(0.380)
Diluted headline earnings per share (in GBP per share)	£ 1.579	£ 1.677